Purchase of Ownership Interest in Joint Venture - Additional Information (Detail) $ in Thousands		1 Months Ended
	Feb. 13, 2017 USD ($)	May 31, 2019 USD ($) Location
Homans Associates II LLC [Member]
Business Acquisition [Line Items]
Additional ownership interest acquired in subsidiary		20.00%
Percentage of ownership interest		100.00%
Cash consideration paid to obtain additional ownership		$ 32,400
Number of locations in which the company operates | Location		16
Carrier Enterprise II
Business Acquisition [Line Items]
Additional ownership interest acquired	10.00%
Cash consideration	$ 42,688
Controlling interest, ownership percentage	80.00%